Premises and Equipment - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property Plant And Equipment Useful Life And Values [Abstract]
2014	$ 1,341
2015	1,350
2016	1,272
2017	1,091
2018	1,008
Thereafter	4,646
Operating Leases Total	$ 10,708